Earnings per share - Diluted (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Diluted earnings per share [abstract]
Resulted of the year attributable to controlling shareholders'	R$ 1,800,561	R$ 5,004,695	R$ 6,105,965	R$ 11,345,455
Weighted average number of outstanding shares – in thousands			1,235,414	1,237,507
Average number of potential shares (stock options) - in thousands			2,947	3,076
Weighted average number of shares (diluted) – in thousands			1,238,361	1,240,583
Diluted earnings per common share – R$	R$ 1.45457	R$ 4.03918	R$ 4.93068	R$ 9.14526